Key Management Personnel (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Remuneration of the Company's Board of Directors and ELT
Remuneration of the Company’s Board of Directors and ELT for the respective periods are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Salaries and benefits	$7.0	$5.7

Director fees	1.2	2.5

Share-based compensation (Note 37)	5.8	5.4

	$14.0	$13.6